Investments - Additional Information (Detail) - GBP (£)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of investment [line items]
Fair value through other comprehensive income	£ 9,000,000	£ 48,000,000
Available-for-sale			£ 2,621,000,000
Level 2
Disclosure of investment [line items]
Fair value through other comprehensive income	0	0
Available-for-sale			2,575,000,000
Level 3
Disclosure of investment [line items]
Fair value through other comprehensive income	9,000,000	10,000,000
Available-for-sale			14,000,000
Investments held at amortised cost
Disclosure of investment [line items]
Investment in liquidity funds	4,209,000,000	2,522,000,000
Available-for-sale
Disclosure of investment [line items]
Investment in liquidity funds			2,575,000,000
Sterling | Level 2
Disclosure of investment [line items]
Available-for-sale investments			2,180,000,000
Sterling | Investments held at amortised cost
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	4,181,000,000	2,687,000,000	416,000,000
US Dollars | Investments held at amortised cost
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	29,000,000	26,000,000	27,000,000
Euro | Level 2
Disclosure of investment [line items]
Available-for-sale investments			395,000,000
Euro | Investments held at amortised cost
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	882,000,000	499,000,000	0
Other Currencies | Investments held at amortised cost
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	£ 0	£ 2,000,000	£ 4,000,000